CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

June 30, 2021 (UNAUDITED)

Common Stock (77.57%)	Shares	Cost	Fair Value
Australia (2.04%)
Treasury Wine Estates, Ltd.	187,417	$1,382,631	$1,643,415

China (2.83%)
Alibaba Group Holding, Ltd.(a)	50,406	1,480,717	1,427,960
Tencent Holdings, Ltd.	11,205	868,682	842,628
		2,349,399	2,270,588

Denmark (1.06%)
Chr Hansen Holding A/S(b)	9,409	850,098	849,287

France (5.55%)
Edenred(b)	78,329	4,295,814	4,463,384

Germany (9.74%)
CompuGroup Medical SE & Co. KgaA(b)	9,906	862,855	775,924
CTS Eventim AG & Co. KGaA(a)(b)	30,821	1,812,680	1,926,219
Merck KGaA(b)	3,476	595,224	666,558
SAP SE(b)	20,581	2,605,162	2,900,530
Scout24 AG(b)	18,611	1,482,033	1,569,675
		7,357,954	7,838,906

Great Britain (16.97%)
Clarivate PLC(a)(b)	104,991	2,863,848	2,890,402
Electrocomponents PLC(b)	163,264	2,018,501	2,320,818
Everarc Holdings, Ltd.(a)	57,096	768,872	713,700
IHS Markit, Ltd.(b)	1,632	165,908	183,861
Melrose Industries PLC(b)	1,457,340	3,199,045	3,122,539
Prudential PLC(b)	148,832	2,767,051	2,823,971
Reckitt Benckiser Group PLC(b)	18,039	1,559,757	1,594,131
		13,342,982	13,649,422

Hong Kong (3.33%)
AIA Group, Ltd.	215,713	2,538,685	2,680,493

Ireland (6.93%)
CRH PLC(b)	60,835	2,680,027	3,066,131
Experian PLC(b)	65,136	2,244,354	2,506,902
		4,924,381	5,573,033

Common Stock (continued)	Shares	Cost	Fair Value
Japan (12.97%)
Justsystems Corp.	26,475	$1,658,203	$1,560,019
Keyence Corp.	1,590	757,189	803,237
MISUMI Group, Inc.	10,180	303,150	344,867
NOF Corp.	65,575	3,179,504	3,420,842
Obic Co., Ltd.	6,390	1,207,349	1,192,332
Shiseido Co., Ltd.	21,210	1,459,766	1,561,464
Trancom Co., Ltd.	21,605	1,731,650	1,551,418
		10,296,811	10,434,179

Lithuania (1.46%)
Baltic Classifie(a)	473,855	1,080,102	1,171,747

Netherlands (2.90%)
ASML Holding NV(b)	3,397	1,745,344	2,334,115

Switzerland (4.35%)
Alcon, Inc.(b)	49,898	3,323,158	3,496,936

United States (7.44%)
Fidelity National Information Services, Inc.(b)	23,529	3,277,553	3,333,353
PerkinElmer, Inc.(b)	17,174	2,342,431	2,651,837
		5,619,984	5,985,190

Total Common Stock		$59,107,343	$62,390,695

Total Investments (77.57%)		$59,107,343	$62,390,695
Other Assets In Excess of Liabilities (22.43%)(c)			18,045,383
Net Assets (100.00%)			$80,436,078

Schedule of Securities Sold Short
	Shares	Proceeds	Fair Value
Common Stocks (30.89%)
Belgium (1.67%)
Etablissements Franz Colruyt NV	(23,986)	$(1,438,642)	$(1,341,467)

Bermuda (0.99%)
Triton International, Ltd.	(15,149)	(816,602)	(792,899)

Canada (0.36%)
BRP, Inc.	(2,436)	(187,005)	(190,820)
Cargojet, Inc.	(663)	(101,509)	(98,532)
		(288,514)	(289,352)

Denmark (1.32%)
A P Moller-Maersk AS	(274)	(615,992)	(787,626)

	Shares	Proceeds	Fair Value
Denmark (continued)
Novo Nordisk A/S, Class B	(3,319)	$(247,402)	$(278,094)
		(863,394)	(1,065,720)

Finland (2.17%)
Kesko Oyj, Class B	(19,704)	(593,175)	(727,882)
Orion Oyj, Class B	(7,627)	(341,713)	(327,876)
UPM-Kymmene Oyj	(18,308)	(658,389)	(692,596)
		(1,593,277)	(1,748,354)

France (1.34%)
BioMerieux	(8,884)	(1,188,911)	(1,032,483)
Sodexo SA	(445)	(40,626)	(41,532)
		(1,229,537)	(1,074,015)

Germany (5.42%)
Draegerwerk AG & Co. KGaA	(11,777)	(972,845)	(1,114,515)
HelloFresh SE	(22,597)	(1,686,342)	(2,196,883)
Wacker Chemie AG	(6,783)	(995,331)	(1,046,117)
		(3,654,518)	(4,357,515)

Great Britain (5.42%)
Amcor PLC	(71,626)	(828,244)	(820,834)
Domino's Pizza Group PLC	(74,099)	(336,328)	(397,787)
Hargreaves Lansdown PLC	(21,251)	(460,613)	(466,486)
Intercontinental Hotels Group	(5,865)	(384,118)	(389,716)
Kingfisher PLC	(206,677)	(829,640)	(1,040,698)
Rolls-Royce Holdings PLC	(29,520)	(40,468)	(40,340)
Schroders PLC	(24,830)	(1,113,202)	(1,205,008)
		(3,992,613)	(4,360,869)

Japan (2.23%)
Mitsui Chemicals, Inc.	(12,200)	(362,941)	(421,542)
Seiko Epson Corp.	(23,030)	(402,589)	(405,448)
Sugi Holdings Co., Ltd.	(13,249)	(982,071)	(966,906)
		(1,747,601)	(1,793,896)

Netherlands (1.54%)
Koninklijke Ahold Delhaize NV	(3,975)	(111,674)	(118,179)
Randstad NV	(14,636)	(979,300)	(1,119,516)
		(1,090,974)	(1,237,695)

Philippines (0.33%)
PLDT, Inc., Sponsored ADR	(10,119)	(278,793)	(265,927)

Sweden (1.20%)
Electrolux AB	(13,024)	(371,003)	(361,382)
ICA Gruppen AB	(7,969)	(390,308)	(371,141)
SKF AB, Class B	(9,117)	(232,260)	(232,292)
		(993,571)	(964,815)

Switzerland (4.33%)
Kuehne + Nagel International AG	(3,595)	(929,040)	(1,231,327)
Swisscom AG	(2,030)	(1,093,913)	(1,160,000)
Tecan Group AG	(2,197)	(1,064,898)	(1,089,528)
		(3,087,851)	(3,480,855)

	Shares	Proceeds	Fair Value
United States (2.57%)
Brunswick Corp.	(1,721)	$(164,952)	$(171,446)
DR Horton, Inc.	(1,392)	(125,840)	(125,795)
Flowers Foods, Inc.	(16,350)	(401,803)	(395,670)
General Mills, Inc.	(8,426)	(530,877)	(513,396)
Kimberly-Clark Corp.	(1,380)	(188,887)	(184,616)
Lennar Corp., Class A	(1,778)	(166,996)	(176,644)
LyondellBasell Industries NV	(1,528)	(164,380)	(157,185)
Malibu Boats, Inc.	(1,651)	(122,763)	(121,068)
Polaris, Inc.	(1,637)	(204,344)	(224,204)
		(2,070,842)	(2,070,024)

Total Common Stocks
		(23,146,729)	(24,843,403)

Exchange Traded Funds (6.43%)
Invesco DB US Dollar Index Bullish Fund	(26,426)	(651,819)	(656,158)
Invesco STOXX Europe 600 Optimised Health Care UCITS ETF	(1,315)	(464,948)	(524,134)
iShares® MSCI ACWI ex US ETF	(16,175)	(867,093)	(930,224)
iShares® MSCI Brazil ETF	(18,558)	(619,118)	(752,341)
iShares® U.S. Home Construction ETF	(1,204)	(83,186)	(83,341)
Vanguard® FTSE Europe ETF	(4,998)	(303,232)	(336,165)
Vanguard® Total International Stock ETF	(14,084)	(851,679)	(925,037)
WisdomTree India Earnings Fund	(28,605)	(829,283)	(968,567)

Total Exchange Traded Funds
		$(4,670,358)	$(5,175,967)

Total Securities Sold Short (37.32%)
(Proceeds $27,817,087)		$(27,817,087)	$(30,019,370)

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of June 30, 2021, the aggregate value of those securities was $19,866,515, representing 24.70% of net assets.
(c)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

Industry Composition (June 30, 2021) (Unaudited)
Common Stock
IT Services	11.17%
Professional Services	6.94%
Insurance	6.84%
Software	5.55%
Chemicals	5.31%
Interactive Media & Services	4.46%
Health Care Equipment & Supplies	4.35%
Industrial Conglomerates	3.88%
Construction Materials	3.81%
Life Sciences Tools & Services	3.30%
Semiconductors & Semiconductor Equipment	2.90%
Trading Companies & Distributors	2.89%
Entertainment	2.39%
Beverages	2.04%
Household Products	1.98%
Personal Products	1.94%
Road & Rail	1.93%
Internet & Direct Marketing Retail	1.78%

Electronic Equipment, Instruments & Components	1.00%
Health Care Technology	0.96%
Capital Markets	0.89%
Pharmaceuticals	0.83%
Machinery	0.43%
77.57%

Securities Sold Short
Aerospace & Defense	-0.05%
Air Freight & Logistics	-0.12%
Household Products	-0.23%
Machinery	-0.29%
Wireless Telecommunication Services	-0.33%
Technology Hardware, Storage & Peripherals	-0.50%
Pharmaceuticals	-0.76%
Household Durables	-0.83%
Paper & Forest Products	-0.86%
Leisure Products	-0.88%
Trading Companies & Distributors	-0.99%
Containers & Packaging	-1.02%
Hotels, Restaurants & Leisure	-1.02%
Food Products	-1.13%
Specialty Retail	-1.29%
Life Sciences Tools & Services	-1.35%
Professional Services	-1.39%
Diversified Telecommunication Services	-1.44%
Chemicals	-2.02%
Capital Markets	-2.08%
Marine	-2.51%
Health Care Equipment & Supplies	-2.67%
Internet & Direct Marketing Retail	-2.73%
Food & Staples Retailing	-4.38%
Other	-6.45%
-37.32%

Percentages are based upon net assets.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Currency	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Adidas AG	USD	$2,011,536	FEDEF-1D	50 bps	03/21/2022	$2,121,476	$109,939
Morgan Stanley	Adyen NV	USD	1,161,950	FEDEF-1D	50 bps	12/02/2021	1,353,725	191,775
Morgan Stanley	Amadeus IT Group SA	USD	1,721,920	FEDEF-1D	50 bps	12/02/2021	1,781,764	59,844
Morgan Stanley	Aritzia, Inc.	USD	402,456	FEDEF-1D	30 bps	07/14/2022	417,783	15,327
Morgan Stanley	ATS Automation Tooling Systems, Inc.	USD	1,017,655	FEDEF-1D	30 bps	03/02/2022	1,305,826	288,171
Morgan Stanley	Becle SAB de CV	USD	1,801,618	FEDEF-1D	130 bps	12/03/2021	2,094,008	292,390
Morgan Stanley	Brookfield Asset Management, Inc.	USD	2,475,904	FEDEF-1D	30 bps	04/18/2022	2,732,195	256,290
Morgan Stanley	Brookfield Asset Mgmt Reinsurance Partners	USD	(368)	FEDEF-1D	30 bps	07/18/2022	19,445	19,445

Morgan Stanley	Bureau Veritas SA	USD	$876,102	FEDEF-1D	50 bps	12/02/2021	$1,008,962	$132,860
Morgan Stanley	Constellation Software, Inc.	USD	1,785,299	FEDEF-1D	30 bps	12/02/2021	2,121,050	335,752
Morgan Stanley	Deutsche Boerse AG	USD	1,492,739	FEDEF-1D	50 bps	12/20/2021	1,568,462	75,723
Morgan Stanley	Dormakaba Holding AG	USD	727,251	FEDEF-1D	50 bps	02/07/2022	811,018	83,767
Morgan Stanley	Industria de Diseno Textil SA	USD	2,288,991	FEDEF-1D	50 bps	03/07/2022	2,398,739	109,748
Morgan Stanley	JB Hi-Fi, Ltd.	USD	(814,612)	FEDEF-1D	(50) bps	02/22/2022	(804,760)	9,852
Morgan Stanley	Lenovo Group, Ltd.	USD	(167,122)	FEDEF-1D	(50) bps	03/07/2022	(149,488)	17,634
Morgan Stanley	LG Household & Health Care, Ltd.	USD	599,725	FEDEF-1D	30 bps	04/12/2022	672,788	73,063
Morgan Stanley	MS Swap MSSENDUS Basket Index	USD	(780,330)	FEDEF-1D	(30) bps	12/02/2021	(766,702)	13,628
Morgan Stanley	Mscbmine Index Trs	USD	(453,080)	FEDEF-1D	(30) bps	07/01/2022	(426,998)	26,082
Morgan Stanley	Partners Group Holding AG	USD	623,540	FEDEF-1D	50 bps	12/02/2021	843,008	219,467
Morgan Stanley	Payb Mssesute Basket Trs	USD	(264,925)	FEDEF-1D	(35) bps	05/16/2022	(253,160)	11,765
Morgan Stanley	RELX PLC	USD	1,475,627	FEDEF-1D	50 bps	12/02/2021	1,603,406	127,779
Morgan Stanley	Safran SA	USD	2,956,049	FEDEF-1D	50 bps	12/02/2021	3,004,109	48,060
Morgan Stanley	Samsonite International SA	USD	(328,199)	FEDEF-1D	(50) bps	06/06/2022	(285,359)	42,840
Morgan Stanley	Sensata Technologies Holding PLC	USD	2,667,775	FEDEF-1D	30 bps	12/02/2021	2,873,457	205,682
Morgan Stanley	Sika AG	USD	742,585	FEDEF-1D	50 bps	12/02/2021	867,558	124,973
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	USD	1,144,146	FEDEF-1D	95 bps	12/02/2021	1,199,183	55,037
Morgan Stanley	Treasury Wine Estates, Ltd.	USD	726,259	FEDEF-1D	50 bps	04/22/2022	782,629	56,370
Morgan Stanley	Worldline SA/France	USD	(873,240)	FEDEF-1D	(50) bps	06/06/2022	(862,900)	10,340
			$26,535,957				$29,611,475	$3,075,148

Counter Party	Reference Entity/Obligation	Currency	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Ansell, Ltd.	USD	$(561,111)	FEDEF-1D	(50) bps	12/10/2021	$(628,836)	$(67,725)
Morgan Stanley	Ashmore Group PLC	USD	1,017,928	FEDEF-1D	50 bps	02/18/2022	898,888	(119,040)
Morgan Stanley	Fortescue Metals Group, Ltd.	USD	(204,711)	FEDEF-1D	(50) bps	12/02/2021	(206,433)	(1,722)
Morgan Stanley	Giant Manufacturing Co., Ltd.	USD	(313,039)	FEDEF-1D	(163) bps	04/11/2022	(324,313)	(11,273)
Morgan Stanley	GS HK Domestic Basket Index	HKD	(774,437)	HIBOR-1D	(55) bps	12/02/2021	(867,605)	(93,168)
Morgan Stanley	James Hardie Industries PLC	USD	(489,161)	FEDEF-1D	(50) bps	07/01/2022	(495,624)	(6,464)
Morgan Stanley	JD.Com, Inc.	USD	2,006,090	FEDEF-1D	50 bps	04/01/2022	1,887,453	(118,638)
Morgan Stanley	Koninklijke Philips NV	USD	1,568,311	FEDEF-1D	50 bps	12/02/2021	1,451,477	(116,834)
Morgan Stanley	MS Swap Consumer Basket Index	USD	(125,983)	FEDEF-1D	(35) bps	01/24/2022	(157,936)	(31,953)
Morgan Stanley	MS Swap MSSEEWT Basket Index	USD	(716,061)	FEDEF-1D	(30) bps	04/29/2022	(755,842)	(39,781)
Morgan Stanley	Sonic Healthcare Ltd	USD	(805,634)	FEDEF-1D	(50) bps	05/12/2022	(851,084)	(45,450)
Morgan Stanley	STOXX Europe 600 Chemicals Index	USD	(791,339)	FEDEF-1D	(10) bps	12/02/2021	(879,862)	(88,524)
Morgan Stanley	Telefonaktiebolaget LM Ericsson	USD	1,710,922	FEDEF-1D	50 bps	12/02/2021	1,665,478	(45,444)
			$1,521,775				$735,761	$(786,016)
TOTAL			$28,057,732				$30,347,236	$2,289,132

FEDEF-1D - Federal Funds Effective Rate (Daily)
HIBOR-1D - Hong Kong Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited)
June 30, 2021

The following is a summary of significant accounting policies followed by CPG Cooper Square International Equity, LLC (the “Fund”) in the preparation of its Consolidated Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). If there is no trade or bid/ask quotations for such security on the Valuation Date, the value of such security will be the last trade or last bid (for long positions) or last ask (for short positions) from the previous day. These securities are categorized as Level 2 securities. Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. Equity-linked instruments are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value on the Statement of Assets and Liabilities within the valuation hierarchy as of June 30, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	62,390,695	–	–	62,390,695
TOTAL	$62,390,695	$–	$–	$62,390,695

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	–	3,075,148	–	3,075,148
Liabilities
Securities Sold Short
Common Stocks	(24,843,403)	–	–	(24,843,403)
Exchange Traded Funds	(5,175,967)	–	–	(5,175,967)
Total Return Swap Contracts(a)	–	(786,016)	–	(786,016)
TOTAL	$(30,019,370)	$2,289,132	$–	$(27,730,238)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Derivative Instruments: The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: The Fund entered into total return contracts as of June 30, 2021. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to make or receive payments to or from the counterparty based on the movement of credit spreads on the related indexes or securities.